Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY  10019

April 20, 2020

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:                             Direxion Funds (the “Trust”)

File Nos.: 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”) and the regulations thereunder, transmitted herewith on behalf of the Trust are the XBRL risk/return summary and corresponding XBRL exhibits for the Hilton Tactical Income Fund (the “Fund”), that mirror the revisions to the risk/return summary described for the Fund and filed pursuant to Rule 497(e) under the 1933 Act on April 2, 2020.  This April 2, 2020 Rule 497(e) filing (Accession No. 0001193125-20-096042) is hereby incorporated by reference to today’s Rule 497(e) filing.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Secretary
Rafferty Asset Management, LLC